REINSURANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
GMIB Reinsurance Asset at Fair Value	$ 7	$ 9
Increase (decrease) in the fair value of the reinsurance contract asset	(2)	7	1
Reinsurance Recoverables	158	136
Guaranteed Minimum Death Benefit [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Excess Retention Percentage	100.00%
Guaranteed Minimum Income Benefit [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Excess Retention Percentage	100.00%
Ceded Credit Risk Concentrated Credit Risk [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	53	56
Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	4
Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	6
AXA Equitable [Member] | Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	20
AXA Equitable [Member] | Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	$ 25